Glencore Financing	12 Months Ended
Dec. 31, 2020
Disclosure Of Glencore Financing [Abstract]
Glencore Financing [Text Block]
7. Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing agreements resulting in the following financial interests as at December 31, 2020:

  Equity (see Note 10) - 72,008,404 common shares of the Company acquired between 2009 and 2019 which represent 71.5% of the Company's issued shares;

  Convertible debt (see Note 8) - $23.0 million initial principal unsecured convertible debentures due March 31, 2023; and

  Promissory note (see Note 9) - $15.0 million initial principal note due December 31, 2021.

See additional discussion of Glencore agreements in Notes 8, 9, and 10.